Assets held for sale and liabilities of disposal groups held for sale - Held for sale (Details) - GBP (£) £ in Millions		Dec. 31, 2024	Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Disposal groups		£ 21,620	£ 21,792
Unallocated impairment losses		(25)	(1,548)
Non-current assets held for sale		11	124
Assets held for sale	[1]	21,606	20,368
Liabilities of disposal groups held for sale	[1]	£ 23,110	£ 20,684

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 181.